Share-based Payments - Summary of Stock options outstanding and vested (Detail) - Options [member] shares in Thousands	12 Months Ended
Oct. 31, 2025 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	15,521,372
Weighted average contractual life remaining	6 years 9 months
Weighted average exercise price	$ 64.84
Stock options vested, number outstanding | shares	4,508,217
Stock option vested, weighted average exercise price	$ 58.94
$1.00 – $50.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	29,118
Weighted average contractual life remaining	2 months 15 days
Weighted average exercise price	$ 39.44
Stock options vested, number outstanding | shares	29,118
Stock option vested, weighted average exercise price	$ 39.44
$50.01 – $60.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	10,327,462
Weighted average contractual life remaining	6 years 7 months 2 days
Weighted average exercise price	$ 57.1
Stock options vested, number outstanding | shares	2,988,762
Stock option vested, weighted average exercise price	$ 55.22
$60.01 – $70.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	484,573
Weighted average contractual life remaining	2 years 1 month 13 days
Weighted average exercise price	$ 60.01
Stock options vested, number outstanding | shares	484,573
Stock option vested, weighted average exercise price	$ 60.01
$70.01 – $80.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	2,266,832
Weighted average contractual life remaining	6 years 1 month 2 days
Weighted average exercise price	$ 70.05
Stock options vested, number outstanding | shares	1,005,764
Stock option vested, weighted average exercise price	$ 70.05
$90.01 – $100.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	2,413,387
Weighted average contractual life remaining	9 years 1 month 6 days
Weighted average exercise price	$ 94.35
Stock option vested, weighted average exercise price	$ 94.35